Loans (Details) - Schedule of loan portfolio - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Residential real estate
One- to four-family	$ 224,125	$ 222,489
Multi-family	19,781	12,373
Construction	5,433	4,045
Land	1,308	765
Farm	2,234	2,354
Nonresidential real estate	35,492	33,503
Commercial and industrial	2,259	2,214
Consumer and other
Loans on deposits	1,129	1,245
Home equity	7,135	7,645
Automobile	75	67
Unsecured	553	675
Loans receivable, gross	299,524	287,375
Allowance for loan losses	(1,622)	(1,488)
Loans receivable - net	$ 297,902	$ 285,887